Stockholders' Equity (Details Narrative) 10-Q - USD ($)				9 Months Ended	12 Months Ended
	Dec. 12, 2017	Jul. 26, 2017	Aug. 19, 2016	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues			2,650,000		2,650,000
Warrants to purchase common stock			7,950,000	466,667	293,332
Price of per share value				$ 2.19	$ 2.79	$ 3.50	$ 3.70
Accumulated vested balance of stock					$ 310,710	$ 611,216	$ 449,280
Stock issued during period, value, new issues				$ 2,389,999	1,665,030	(403,077)
Stock-based compensation unvested compensation related to awards period				1 year
Fair value of stock awards that vested				$ 309,183	341,250	161,936
Stock-based compensation expense not yet recognized				463,000	410,000
Common stock issued for services				$ 313,676	$ 659,101	$ 276,000
Officer and Director Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues				200,000
Stock issued during period, value, new issues				$ 362,000
Stock-based compensation unvested compensation related to awards period				14 months
Three Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares				184,968	552,500
Common stock issued for services				$ 313,676	$ 659,101
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues	933,332	666,667
Warrants to purchase common stock	466,667	333,334
Price of per share value	$ 1.50	$ 1.50
Proceeds from sale of common stock and warrants, net	$ 1,395,000	$ 995,000